Quarterly Financial Summary (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 639,635		$ 591,196		$ 576,842		$ 586,597		$ 632,677		$ 604,368		$ 625,494		$ 656,615		$ 2,394,270	[1]	$ 2,519,154	[1]	$ 2,651,667	[1]
Gross profit	253,279		209,611		191,670		195,911		191,362		215,534		245,879		246,068		850,471		898,843		951,716
Restructuring and other charges, net (Note 19)	33,361	[2]	0	[2]	0	[2]	0	[2]	16,982	[2]	0	[2]	94,703	[2]	0	[2]	33,361	[2]	111,685	[2]	0	[2]
Net income from continuing operations	162,232		97,313		88,500		87,681		43,833		113,800		51,987		116,226		435,726		325,846		421,814
Income (loss) from discontinued operations (net of tax)	(886)		531		2,628		1,835		(368)		634		1,608		2,407		4,108		4,281		(1,617)
Net income attributable to noncontrolling interests	(5,413)		(7,332)		(8,389)		(5,529)		(5,739)		(4,975)		(3,506)		(4,371)		(26,663)		(18,591)		(28,083)
Net income attributable to Albemarle Corporation	$ 155,933		$ 90,512		$ 82,739		$ 83,987		$ 37,726		$ 109,459		$ 50,089		$ 114,262		$ 413,171		$ 311,536		$ 392,114
Basic earnings (loss) per share:
Basic earnings per share from continuing operations (in dollars per share)	$ 1.93		$ 1.10		$ 0.95		$ 0.93		$ 0.42		$ 1.22		$ 0.54		$ 1.25		$ 4.88		$ 3.44		$ 4.35
Basic earnings (loss) per share from discontinued operations (in dollars per share)	$ (0.01)		$ 0.01		$ 0.03		$ 0.02		$ 0.00		$ 0.01		$ 0.02		$ 0.03		$ 0.05		$ 0.05		$ (0.02)
Basic earnings per share (in dollars per share)	$ 1.92		$ 1.11		$ 0.98		$ 0.95		$ 0.42		$ 1.23		$ 0.56		$ 1.28		$ 4.93		$ 3.49		$ 4.33
Weighted-average common shares outstanding-basic (in shares)	81,226		81,385		84,028		88,719		89,018		89,327		89,414		88,997		83,839		89,189		90,522
Diluted earnings (loss) per share:
Diluted earnings per share from continuing operations (in dollars per share)	$ 1.92		$ 1.10		$ 0.95		$ 0.92		$ 0.42		$ 1.21		$ 0.54		$ 1.24		$ 4.85		$ 3.42		$ 4.30
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	$ (0.01)		$ 0.01		$ 0.03		$ 0.02		$ 0.00		$ 0.01		$ 0.02		$ 0.03		$ 0.05		$ 0.05		$ (0.02)
Diluted earnings per share (in dollars per share)	$ 1.91		$ 1.11		$ 0.98		$ 0.94		$ 0.42		$ 1.22		$ 0.56		$ 1.27		$ 4.90		$ 3.47		$ 4.28
Weighted-average common shares outstanding-diluted (in dollars per share)	81,713		81,852		84,489		89,236		89,660		89,879		90,051		89,947		84,322		89,884		91,522

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.
[2]	See Note 19, “Special Items.”